Commitments and Contingent Liabilities (Future Minimum Lease Payments Required Under Noncancelable Operating Leases) (Detail) ¥ in Millions	Dec. 31, 2018 JPY (¥)
Leases [Abstract]
2019	¥ 29,817
2020	23,402
2021	17,837
2022	13,565
2023	10,165
Thereafter	20,298
Total future minimum lease payments	¥ 115,084